Consolidated Statements of Changes in Equity - EUR (€)	Total	Super Group (SGHC) Limited	Issued capital [Member]	Issued capital [Member] Super Group (SGHC) Limited	Foreign exchange reserve [Member]	Retained profit/ (accumulated deficit) [Member]	Retained profit/ (accumulated deficit) [Member] Super Group (SGHC) Limited
Beginning balance at Dec. 31, 2018	€ (57,272,000)		€ 55,001,000		€ (1,936,000)	€ (110,337,000)
Statements [Line Items]
Profit for the year	(17,950,000)					(17,950,000)
Other comprehensive income (loss) for the year	1,046,000				1,046,000
Total comprehensive income	(16,904,000)				1,046,000	(17,950,000)
Ending balance at Dec. 31, 2019	(74,176,000)		55,001,000		(890,000)	(128,287,000)
Statements [Line Items]
Profit for the year	149,217,000					149,217,000
Other comprehensive income (loss) for the year	(388,000)				(388,000)
Total comprehensive income	148,829,000				(388,000)	149,217,000
Dividends paid	(10,000,000)					(10,000,000)
Issue of share capital	6,221,000		6,221,000
Total transactions with owners	(3,779,000)		6,221,000			(10,000,000)
Ending balance at Dec. 31, 2020	70,874,000		61,222,000		(1,278,000)	10,930,000
Statements [Line Items]
Profit for the year	235,878,000					235,878,000
Other comprehensive income (loss) for the year	(816,000)				(816,000)
Total comprehensive income	235,062,000				(816,000)	235,878,000
Issue of share capital net of transaction costs	16,222,000		16,222,000
Shares issued to extinguish loans	202,625,000		202,625,000
Shares repurchased	(10,731,000)		(10,731,000)
Total transactions with owners	208,116,000		208,116,000
Ending balance at Dec. 31, 2021	514,052,000	€ (1,427,997)	269,338,000	€ 0	(2,094,000)	246,808,000	€ (1,427,997)
Beginning balance at Mar. 28, 2021		0		0			0
Statements [Line Items]
Profit for the year		(1,427,997)					(1,427,997)
Other comprehensive income (loss) for the year		0
Total comprehensive income		(1,427,997)					(1,427,997)
Issue of share capital		0
Ending balance at Dec. 31, 2021	€ 514,052,000	€ (1,427,997)	€ 269,338,000	€ 0	€ (2,094,000)	€ 246,808,000	€ (1,427,997)